Accounts Receivable and Prepaid Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable And Prepaid Expenses
Government authorities	$ 66	$ 22
Prepaid expenses and others	3,093	1,985
Total	$ 3,159	$ 2,007